Note 19 - Other Operating Income (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2017
Other Operating Expenses, Income from Collection of Previously Written off Accounts		$ 1,610,000	$ 200,000
Other Operating Expenses, Income		1,610,000	1,298,318	$ 2,687,205
Other Operating Expense (Income) From Settlement of Acccounts With Charterers		350,000
Alterwall Business Inc. Vs. Fuel Oil Supplier [Member] | Settled Litigation [Member] | Alterwall Business Inc. [Member]
Payments for Legal Settlements			60,000.00
Alterwall Business Inc. Vs. Fuel Oil Supplier [Member] | Pending Litigation [Member] | Alterwall Business Inc. [Member]
Gain (Loss) Related to Litigation Settlement, Total			100,000
Estimated Litigation Liability					$ 150,000
M/V EM Oinousses [Member]
Vessel Evaluation, Unrepaired Damage Claim	$ 2,700,000
M/V EM Oinousses [Member] | Other Operating Income [Member]
Vessel Evaluation, Other Operating Income				$ 2,700,000
M/V Manolis P [Member]
Other Operating Expenses, Income			$ 1,000,000.0
M/V Akinada Bridge [Member]
Other Operating Income Related to Unrepaired Damage Claim		$ 1,960,000